Additional disclosures to financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Additional disclosures to financial instruments
Summary of carrying amounts and fair values of financial assets and financial liabilities

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2021	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	13,525	4	18,131	--	31,660

Current assets	13,525	--	18,131	--	31,656

Cash and cash equivalents	--	--	7,027	--	7,027

Financial assets	13,525	--	4,997	--	18,522	10,699	2,826	--	13,525
Bond funds	10,699	--	--	--	10,699	10,699	--	--	10,699
Term deposit	--	--	2,655	--	2,655	--	--	--	--
Restricted cash	--	--	2,342	--	2,342	--	--	--	--
Derivative financial instruments	2,826	--	--	--	2,826	--	2,826	--	2,826

Trade receivables, net	--	--	6,107	--	6,107

Non-current assets	--	4	--	--	4

Financial assets	--	4	--	--	4	4	--	--	4
Equity securities	--	4	--	--	4	4	--	--	4

Total liabilities	516	--	--	26,672	30,414

Current liabilities	--	--	--	16,879	17,476

Trade payables	--	--	--	2,594	2,594

Financial liabilities	--	--	--	14,285	14,882	--	--	15,362	15,362
Long-term debt	--	--	--	14,285	14,285	--	--	15,362	15,362
Lease liability	--	--	--	--	597	--	--	--	n/a

Non-current liabilities	516	--	--	9,793	12,938

Financial liabilities	516	--	--	9,793	12,938	--	516	13,826	14,342
Derivative financial instruments	516	--	--	--	516	--	516	--	516
Long-term debt	--	--	--	9,793	9,793	--	--	13,826	13,826
Lease liability	--	--	--	--	2,613	--	--	--	n/a
Security deposit	--	--	--	--	16	--	--	--	n/a

	Carrying amount					Fair Value
			Assets at	Liabilities	Total
			amortized	at amortized	carrying
12/31/2020	FVTPL	FVOCI	cost	cost	amount	Level 1	Level 2	Level 3	Total

Total assets	5,351	5	20,008	--	15,360

Current assets	5,351	--	10,004	--	15,355

Cash and cash equivalents	--	--	5,324	--	5,324

Financial assets	5,351	--	--	--	5,351	2,984	2,367	--	5,351
Bond funds	984	--	--	--	984	984	--	--	984
Bond funds (restricted)	2,000	--	--	--	2,000	2,000	--	--	2,000
Derivative financial instruments	2,367	--	--	--	2,367	--	2,367	--	2,367

Trade receivables, net	--	--	4,680	--	4,680

Non-current assets	--	5	--	--	5

Financial assets	--	5	--	--	5	--	--	5	5
Equity securities	--	5	--	--	5	--	--	5	5

Total liabilities	808	--	--	25,108	29,040

Current liabilities	808	--	--	20,606	21,726

Trade payables	--	--	--	1,956	1,956

Financial liabilities	808	--	--	18,650	19,770	--	808	24,858	25,666
Derivative financial instruments	808	--	--	--	808	--	808	--	808
Long-term debt	--	--	--	18,650	18,650	--	--	24,858	24,858
Lease liability	--	--	--	--	312	--	--	--	n/a

Non-current liabilities	--	--	--	4,502	7,314

Financial liabilities	--	--	--	4,502	7,314	--	--	4,203	4,203
Long-term debt	--	--	--	4,502	4,502	--	--	4,203	4,203
Lease liability	--	--	--	--	2,812	--	--	--	n/a

Tabular disclosure of Reconciliation of changes in fair value measurement assets.

Non-current assets
(€ in thousands)	Equity securities
Balance at December 31, 2020	5
Transfer from level 3 into level 1	(5)
Income (expense) recognised in other comprehensive income	—
Balance at December 31, 2021	—

Schedule of gains and losses for financial assets and liabilities

	Year Ended December 31,
	2021	2020

	(€ in thousands)
Financial assets measured at amortized cost	347	(31)
Total interest expense	(9)	(3)
Other operating income from change of impairment	62	182
Other operating income from unrealized foreign currency translation	511	50
Other operating expense from change of impairment	(120)	(120)
Other operating expense from unrealized foreign currency translation	(97)	(140)
Financial assets measured at fair value through profit or loss	265	94
Income from revaluation of derivative financial instruments	460	93
Fair value valuation of financial assets	(291)	(10)
Payout of bond funds	96	78
Other operating income from unrealized foreign currency translation	--	32
Other operating expense from unrealized foreign currency translation	--	(99)
Financial liabilities measured at amortized cost	(2,305)	(1,769)
Total interest expense	(2,299)	(1,769)
Other operating income from unrealized foreign currency translation	--	3
Other operating expense from unrealized foreign currency translation	(6)	(3)
Financial liabilities measured at fair value through profit or loss	292	(808)
Income from revaluation of derivative financial instruments	292	--
Expense from revaluation of derivative financial instruments	--	(808)
Total	(1,401)	(2,514)

Summary of overview of all outstanding loans

				December 31, 2021		December 31, 2020
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount
				(€ in thousands)
Secured bank loan	EUR	2.29%	2021	700	--	700	110
Secured bank loan	EUR	2.35%	2021	1,000	--	1,000	70
Secured bank loan	EUR	2.47%	2038	2,000	1,616	2,000	1,695
Secured bank loan	EUR	2.72%	2038	1,000	809	1,000	848
Secured bank loan	EUR	2.42%	2038	500	409	500	429
Secured bank loan	EUR	2.73%	2037	500	411	500	472
Secured bank loan	EUR	1.75%	2040	1,000	823	1,000	887
Secured bank loan	EUR	2.48%	2022	675	96	675	238
Secured bank loan	EUR	2.49%	2024	500	233	500	332
Unsecured bank loan	EUR	3.92%	2025	29	19	29	24
Unsecured bank loan	USD	2.90%	2022	40	2	40	10
Secured bank loan	EUR	0.00%	2022	10,000	13,528	10,000	12,549
Secured bank loan	EUR	12.00%	2025	5,000	6,124	5,000	5,478
Total interest-bearing liabilities				22,944	24,070	22,944	23,142